CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 83.5%	Shares	Value
Avantis Emerging Markets Equity ETF	246,831	$14,017,532
Avantis International Small Cap Value ETF	431,023	26,857,043
Avantis Real Estate ETF	434,503	18,044,910
Avantis U.S. Small Cap Value ETF	292,224	26,028,392
Dimensional Emerging Markets Core Equity 2 ETF	874,575	21,776,918
Dimensional Emerging Markets Sustainability Core 1 ETF	495	15,627
Dimensional International High Profitability ETF	852,675	22,374,192
Dimensional International Small Cap Value ETF	193,791	4,972,677
Dimensional International Sustainability Core 1 ETF	2,237	73,128
Dimensional International Value ETF	638,164	22,201,726
Dimensional US Core Equity 2 ETF	85,081	2,617,942
Dimensional US Equity ETF	43,265	2,394,285
Dimensional US High Profitability ETF	1,237,297	37,910,780
Dimensional US Marketwide Value ETF	282,668	10,947,732
Dimensional US Real Estate ETF	23,734	522,623
Dimensional US Small Cap ETF	227,862	13,692,228
Dimensional US Targeted Value ETF	407,149	21,082,175
Direxion Daily GOOGL Bull 1.5X Shares	50	1,537
Distillate Small/Mid Cash Flow ETF	27	952
Distillate US Fundamental Stability & Value ETF	1,198,512	62,058,950
First Trust Small Cap Core AlphaDEX Fund	194	17,611
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	78	7,859
Invesco FTSE RAFI US 1000 ETF	4,105	151,146
Invesco FTSE RAFI US 1500 Small-Mid ETF	95	3,609
Invesco S&P 500 Equal Weight ETF	79	12,860
Invesco S&P 500 Equal Weight Health Care ETF	150	4,629
Invesco S&P 500 High Dividend Low Volatility ETF	4,406	186,638
iShares Core MSCI EAFE ETF	10,253	736,165
iShares Core MSCI Emerging Markets ETF	30,578	1,539,297
iShares Core MSCI International Developed Markets ETF	240,504	15,601,494
iShares Core S&P 500 ETF	2,427	1,238,862
iShares Core S&P Mid-Cap ETF	1,420	81,877
iShares Core S&P Small-Cap ETF	1,141	122,486
iShares Core S&P Total U.S. Stock Market ETF	31,280	3,503,360
iShares Global REIT ETF	1,654	38,373
iShares Morningstar U.S. Equity ETF	1,080	76,054
iShares MSCI EAFE ETF	9,366	723,524
iShares MSCI EAFE Small-Cap ETF	440	26,950
iShares MSCI EAFE Value ETF	127,068	6,626,596
iShares MSCI Emerging Markets ETF	281	11,237
iShares MSCI Eurozone ETF	3	147
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 83.5% (CONTINUED)	Shares	Value
iShares MSCI International Quality Factor ETF	1,288,846	$49,839,675
iShares MSCI International Value Factor ETF	3	81
iShares MSCI USA Value Factor ETF	65	6,684
iShares Russell 1000 ETF	709	198,357
iShares Russell 1000 Value ETF	1,620	277,441
iShares Russell 2000 Value ETF	11,818	1,808,154
iShares Russell 3000 ETF	260	75,759
iShares Russell Mid-Cap ETF	1,014	81,941
iShares Russell Mid-Cap Value ETF	625	74,731
iShares S&P 100 ETF	1,403	338,347
iShares S&P 500 Value ETF	120	21,528
iShares S&P Small-Cap 600 Value ETF	43	4,290
iShares Select Dividend ETF	254	29,581
John Hancock Multifactor Emerging Markets ETF	484	12,250
Pacer Developed Markets International Cash Cows 100 ETF	352,527	10,914,236
Pacer US Cash Cows 100 ETF	303,837	16,395,045
Pacer US Small Cap Cash Cows 100 ETF	1,104	53,467
ProShares S&P 500 Dividend Aristocrats ETF	135	13,140
Schwab Fundamental Emerging Markets Large Co. Index ETF	261	7,063
Schwab Fundamental International Large Co. Index ETF	1,009	34,437
Schwab Fundamental U.S. Large Co. Index ETF	9	581
Schwab International Equity ETF	126,358	4,764,960
Schwab U.S. Large-Cap Growth ETF	160	14,560
Schwab U.S. Large-Cap Value ETF	20,321	1,481,401
Schwab U.S. REIT ETF	2,396	48,016
Schwab US Broad Market ETF	6,088	361,079
Schwab US Dividend Equity ETF	170	13,199
Schwab US Large-Cap ETF	58,685	3,539,879
Schwab US Small-Cap ETF	2,632	125,467
SPDR Dow Jones Industrial Average ETF Trust	585	228,121
SPDR MSCI ACWI ex-US ETF	225	6,188
SPDR Portfolio Developed World ex-US ETF	294,792	10,208,647
SPDR Portfolio Emerging Markets ETF	1,811	64,128
SPDR Portfolio S&P 1500 Composite Stock Market ETF	170	10,593
SPDR Portfolio S&P 600 Small Cap ETF	1,217	50,871
SPDR S&P 400 Mid Cap Value ETF	204	14,770
SPDR S&P 500 ETF Trust	5,051	2,566,312
SPDR S&P 600 Small CapValue ETF	2,477	199,671
SPDR S&P International Small Cap ETF	58,876	1,837,520
SPDR S&P MidCap 400 ETF Trust	575	303,600
SPDR S&P North American Natural Resources ETF	295	14,369
VanEck Morningstar Wide Moat ETF	93	8,068
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 83.5% (CONTINUED)	Shares	Value
Vanguard Dividend Appreciation ETF	903	$161,077
Vanguard Extended Market ETF	187	31,779
Vanguard FTSE All World ex-US Small-Cap ETF	11,974	1,355,217
Vanguard FTSE All-World ex-US ETF	317	18,056
Vanguard FTSE Developed Markets ETF	685,872	33,388,249
Vanguard FTSE Emerging Markets ETF	898,844	36,870,581
Vanguard International Dividend Appreciation ETF	105	8,469
Vanguard Large-Cap ETF	256,345	59,892,445
Vanguard Mid-Cap ETF	2,151	517,445
Vanguard Mid-Cap Growth ETF	92	21,088
Vanguard Mid-Cap Value ETF	177	26,292
Vanguard Real Estate ETF	70,495	6,030,847
Vanguard S&P 500 ETF	1,525	712,068
Vanguard Small-Cap ETF	34,261	7,522,345
Vanguard Small-Cap Value ETF	88,739	16,202,854
Vanguard Total International Stock ETF	6,784	397,746
Vanguard Total Stock Market ETF	236,594	59,758,912
Vanguard Value ETF	132,377	20,628,308
WisdomTree US LargeCap Dividend Fund	2,980	206,961
WisdomTree US MidCap Dividend Fund	374	17,260
WisdomTree US SmallCap Dividend Fund	377	11,815
TOTAL EXCHANGE TRADED FUNDS (Cost $474,603,047)		688,130,144

COMMON STOCKS - 15.7%	Shares	Value
Advertising - 0.0%(a)
Interpublic Group of Cos., Inc.	461	14,475
Omnicom Group, Inc.	550	48,615
Trade Desk, Inc. - Class A(b)	28	2,392
WPP PLC - ADR	3	135
		65,617
Aerospace & Defense - 0.8%
Airbus SE - ADR	7	289
Axon Enterprise, Inc.(b)	4	1,229
Boeing Co.(b)	525	106,953
Elbit Systems Ltd.	17	3,797
General Dynamics Corp.	955	260,954
HEICO Corp.	1,306	252,580
Howmet Aerospace, Inc.	159	10,581
Huntington Ingalls Industries, Inc.	10	2,916
L3Harris Technologies, Inc.	5,698	1,206,039
Lockheed Martin Corp.	7,278	3,116,732
Northrop Grumman Corp.	1,098	506,200
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Aerospace & Defense - 0.8% (Continued)
Rolls-Royce Holdings PLC - ADR(b)	443	$2,056
RTX Corp.	3,285	294,566
Safran SA - ADR	4	209
Textron, Inc.	9,020	803,411
TransDigm Group, Inc.	2	2,355
Woodward, Inc.	91	12,876
		6,583,743

Agricultural & Farm Machinery - 0.0%(a)
Alamo Group, Inc.	6	1,214
Deere & Co.	430	156,971
Toro Co.	229	21,139
		179,324

Agricultural Products & Services - 0.0%(a)
Archer-Daniels-Midland Co.	71	3,771

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	387	28,669
Deutsche Post AG - ADR	5	232
DSV AS - ADR	1	80
Expeditors International of Washington, Inc.	917	109,673
FedEx Corp.	203	50,541
United Parcel Service, Inc. - Class B	13,836	2,051,325
		2,240,520

Apparel Retail - 0.1%
Burlington Stores, Inc.(b)	2	410
Gap, Inc.	139	2,633
Industria de Diseno Textil SA - ADR	12	266
Ross Stores, Inc.	183	27,260
TJX Cos., Inc.	8,126	805,611
		836,180

Apparel, Accessories & Luxury Goods - 0.0%(a)
Cie Financiere Richemont SA - ADR	13	207
Hanesbrands, Inc.(b)	396	2,138
Lululemon Athletica, Inc.(b)	1	467
LVMH Moet Hennessy Louis Vuitton SE - ADR	31	5,672
Tapestry, Inc.	76	3,613
		12,097

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Application Software - 0.2%
Adobe, Inc.(b)	598	$335,046
ANSYS, Inc.(b)	187	62,490
Autodesk, Inc.(b)	79	20,395
BlackLine, Inc.(b)	34	1,929
Cadence Design Systems, Inc.(b)	91	27,699
Datadog, Inc. - Class A(b)	4	526
Descartes Systems Group, Inc.(b)	71	6,154
HubSpot, Inc.(b)	5	3,094
Intuit, Inc.	237	157,105
Manhattan Associates, Inc.(b)	17	4,307
PTC, Inc.(b)	4	732
Roper Technologies, Inc.	37	20,155
Salesforce, Inc.(b)	1,347	415,980
Samsara, Inc. - Class A(b)	150	5,183
SAP SE - ADR	6	1,127
Splunk, Inc.(b)	13	2,031
Synopsys, Inc.(b)	12	6,885
Tyler Technologies, Inc.(b)	541	236,492
Workday, Inc. - Class A(b)	263	77,496
Workiva, Inc.(b)	106	9,129
		1,393,955

Asset Management & Custody Banks - 0.1%
Affiliated Managers Group, Inc.	1	156
Ameriprise Financial, Inc.	532	216,716
Bank of New York Mellon Corp.	449	25,184
BlackRock, Inc.	78	63,285
Blackstone, Inc.	72	9,203
Blue Owl Capital, Inc. - Class A	20	359
Brookfield Asset Management Ltd.	25	1,019
Brookfield Corp.	102	4,210
Franklin Resources, Inc.	91	2,498
Invesco Ltd.	153	2,357
Northern Trust Corp.	1,634	134,200
State Street Corp.	17	1,253
T Rowe Price Group, Inc.	22	2,494
		462,934

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Automobile Manufacturers - 0.0%(a)
Ford Motor Co.	1,584	$19,705
General Motors Co.	839	34,382
Tesla, Inc.(b)	1,131	228,326
Thor Industries, Inc.	44	5,640
Toyota Motor Corp. - ADR	148	35,601
		323,654

Automotive Parts & Equipment - 0.0%(a)
Aptiv PLC(b)	52	4,134
BorgWarner, Inc.	6	187
Garrett Motion, Inc.(b)	254	2,443
Gentex Corp.	980	35,800
Gentherm, Inc.(b)	44	2,502
Magna International, Inc.	2	110
		45,176

Automotive Retail - 0.3%
AutoZone, Inc.(b)	46	138,277
CarMax, Inc.(b)	291	22,989
O'Reilly Automotive, Inc.(b)	1,745	1,897,548
Penske Automotive Group, Inc.	8	1,228
		2,060,042

Biotechnology - 0.6%
AbbVie, Inc.	2,926	515,122
Alnylam Pharmaceuticals, Inc.(b)	4	604
Amgen, Inc.	852	233,303
Biogen, Inc.(b)	7,297	1,583,376
Exact Sciences Corp.(b)	2	115
Gilead Sciences, Inc.	40,438	2,915,581
Natera, Inc.(b)	1	86
Regeneron Pharmaceuticals, Inc.(b)	23	22,220
Vertex Pharmaceuticals, Inc.(b)	93	39,129
		5,309,536

Brewers - 0.0%(a)
Carlsberg AS - ADR	17	473
Molson Coors Beverage Co. - Class B	304	18,976
		19,449

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Broadcasting - 0.0%(a)
Fox Corp. - Class A	551	$16,414
Fox Corp. - Class B	216	5,914
		22,328

Broadline Retail - 0.4%
Amazon.com, Inc.(b)	10,524	1,860,222
B&M European Value Retail SA - ADR	1	26
eBay, Inc.	22,860	1,080,821
JD.com, Inc. - ADR	1	23
Macy's, Inc.	86	1,500
		2,942,592

Building Products - 0.2%
A. O. Smith Corp.	1,073	88,952
Allegion PLC	46	5,882
Builders FirstSource, Inc.(b)	5	976
Carlisle Cos., Inc.	75	26,250
Carrier Global Corp.	1,235	68,641
Daikin Industries Ltd. - ADR	228	3,197
Fortune Brands Innovations, Inc.	1,771	144,054
Johnson Controls International PLC	18,160	1,076,343
Lennox International, Inc.	2	942
Masterbrand, Inc.(b)	867	15,008
Owens Corning	4	599
Resideo Technologies, Inc.(b)	425	9,490
Trane Technologies PLC	155	43,705
		1,484,039

Cable & Satellite - 0.0%(a)
Charter Communications, Inc. - Class A(b)	81	23,808
Comcast Corp. - Class A	2,743	117,538
Sirius XM Holdings, Inc.	2,602	11,501
		152,847

Cargo Ground Transportation - 0.0%(a)
JB Hunt Transport Services, Inc.	3	619
Landstar System, Inc.	35	6,657
Old Dominion Freight Line, Inc.	152	67,257
XPO, Inc.(b)	15	1,805
		76,338

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Casinos & Gaming - 0.0%(a)
Caesars Entertainment, Inc.(b)	103	$4,477
Las Vegas Sands Corp.	78	4,253
MGM Resorts International(b)	321	13,893
Sands China Ltd. - ADR(b)	2	56
		22,679
Commercial & Residential Mortgage Finance - 0.0%(a)
Rocket Cos., Inc. - Class A(b)	73	917

Commodity Chemicals - 0.2%
AdvanSix, Inc.	117	3,274
Dow, Inc.	24,630	1,376,324
Hawkins, Inc.	1,076	75,589
LyondellBasell Industries NV - Class A	87	8,724
Mativ Holdings, Inc.	74	1,285
		1,465,196

Communications Equipment - 0.1%
Arista Networks, Inc.(b)	1,649	457,663
Cisco Systems, Inc.	14,467	699,770
Juniper Networks, Inc.	143	5,295
Motorola Solutions, Inc.	44	14,537
		1,177,265

Computer & Electronics Retail - 0.0%(a)
Best Buy Co., Inc.	1,184	95,762

Construction & Engineering - 0.0%(a)
EMCOR Group, Inc.	47	14,735
Quanta Services, Inc.	11	2,657
Vinci SA - ADR	3	96
		17,488

Construction Machinery & Heavy Transportation Equipment - 0.4%
Caterpillar, Inc.	8,493	2,836,322
Cummins, Inc.	101	27,130
Komatsu Ltd. - ADR	2	58
Oshkosh Corp.	21	2,328
PACCAR, Inc.	751	83,278
Westinghouse Air Brake Technologies Corp.	168	23,737
		2,972,853

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Construction Materials - 0.0%(a)
Martin Marietta Materials, Inc.	11	$6,355
Vulcan Materials Co.	17	4,519
		10,874

Consumer Electronics - 0.0%(a)
Garmin Ltd.	12	1,648
Sony Group Corp. - ADR	2	172
		1,820

Consumer Finance - 0.0%(a)
Ally Financial, Inc.	4	148
American Express Co.	449	98,519
Bread Financial Holdings, Inc.	60	2,297
Capital One Financial Corp.	423	58,209
Discover Financial Services	128	15,450
FirstCash Holdings, Inc.	48	5,496
PRA Group, Inc.(b)	56	1,431
PROG Holdings, Inc.(b)	22	679
Synchrony Financial	126	5,204
		187,433

Consumer Staples Merchandise Retail - 0.3%
Costco Wholesale Corp.	973	723,805
Dollar Tree, Inc.(b)	97	14,228
PriceSmart, Inc.	13	1,094
Sendas Distribuidora SA - ADR	53	754
Target Corp.	4,187	640,276
Walmart, Inc.	19,713	1,155,379
		2,535,536
Copper - 0.0%(a)
Freeport-McMoRan, Inc.	592	22,384

Data Processing & Outsourced Services - 0.0%(a)
Broadridge Financial Solutions, Inc.	177	36,034
SS&C Technologies Holdings, Inc.	11	701
		36,735

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Distillers & Vintners - 0.0%(a)
Brown-Forman Corp. - Class B	272	$16,383
Constellation Brands, Inc. - Class A	819	203,537
Diageo PLC - ADR	14	2,111
Pernod Ricard SA – ADR	1	34
		222,065

Distributors - 0.0%(a)
Genuine Parts Co.	327	48,808
Distributors - 0.0%(a) (Continued)
LKQ Corp.	340	17,779
Pool Corp.	1	398
		66,985

Diversified Banks - 0.2%
ANZ Group Holdings Ltd. - ADR	3	56
Banco Bilbao Vizcaya Argentaria SA - ADR	101	1,005
Bank of America Corp.	5,141	177,467
Barclays PLC - ADR	13	111
BNP Paribas SA - ADR	19	569
Canadian Imperial Bank of Commerce	2	95
Citigroup, Inc.	156	8,656
Comerica, Inc.	127	6,271
DNB Bank ASA - ADR	10	200
Fifth Third Bancorp	2,052	70,466
HDFC Bank Ltd. - ADR	49	2,622
ICICI Bank Ltd. - ADR	5	128
ING Groep NV - ADR	71	974
JPMorgan Chase & Co.	3,553	661,071
KeyCorp	78	1,113
Mitsubishi UFJ Financial Group, Inc. - ADR	18	185
PNC Financial Services Group, Inc.	260	38,272
Royal Bank of Canada	1,279	124,164
Sumitomo Mitsui Financial Group, Inc. - ADR	14	156
The Toronto-Dominion Bank	82	4,920
UniCredit SpA – ADR	67	1,118
US Bancorp	3,137	131,629
Wells Fargo & Co.	6,898	383,460
		1,614,708

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Diversified Chemicals - 0.0%(a)
BASF SE – ADR	110	$1,406
Chemours Co.	1	20
		1,426

Diversified Financial Services - 0.0%(a)
Equitable Holdings, Inc.	22	753
ORIX Corp. – ADR	1	105
		858
Diversified Metals & Mining - 0.0%(a)
BHP Group Ltd. – ADR	12	688
Rio Tinto PLC – ADR	17	1,097
		1,785

Diversified Support Services - 0.0%(a)
Cintas Corp.	90	56,575
Copart, Inc.(b)	255	13,553
RB Global, Inc.	1,898	144,077
		214,205

Education Services - 0.0%(a)
Grand Canyon Education, Inc.(b)	424	57,155

Electric Utilities - 0.1%
ALLETE, Inc.	531	30,076
Alliant Energy Corp.	1,145	54,674
American Electric Power Co., Inc.	325	27,687
Avangrid, Inc.	48	1,494
Duke Energy Corp.	366	33,610
Edison International	49	3,333
Enel SpA - ADR	33	208
Entergy Corp.	7	711
Evergy, Inc.	167	8,273
Eversource Energy	28	1,644
Exelon Corp.	238	8,530
FirstEnergy Corp.	379	13,875
MGE Energy, Inc.	1,082	68,371
NRG Energy, Inc.	841	46,524
OGE Energy Corp.	2	66
Otter Tail Corp.	900	81,413
PG&E Corp.	37	618
PPL Corp.	83	2,189
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Electric Utilities - 0.1% (Continued)
Southern Co.	434	$29,187
Xcel Energy, Inc.	7,304	384,847
		797,330

Electrical Components & Equipment - 0.2%
ABB Ltd. - ADR	210	9,668
Acuity Brands, Inc.	1	251
AMETEK, Inc.	10	1,802
Eaton Corp. PLC	193	55,777
Emerson Electric Co.	5,065	541,195
Generac Holdings, Inc.(b)	268	30,153
Legrand SA - ADR	5	101
nVent Electric PLC	743	50,019
Prysmian SpA - ADR	5	125
Regal Rexnord Corp.	1	171
Rockwell Automation, Inc.	3,282	935,633
		1,624,895

Electronic Components - 0.0%(a)
Amphenol Corp. - Class A	53	5,790
Corning, Inc.	2,311	74,506
		80,296

Electronic Equipment & Instruments - 0.1%
Badger Meter, Inc.	3,310	525,263
Keysight Technologies, Inc.(b)	56	8,641
Teledyne Technologies, Inc.(b)	21	8,973
Trimble, Inc.(b)	19	1,163
Vontier Corp.	55	2,365
Zebra Technologies Corp. - Class A(b)	22	6,149
		552,554

Electronic Manufacturing Services - 0.0%(a)
TE Connectivity Ltd.	205	29,430

Environmental & Facilities Services - 0.0%(a)
ABM Industries, Inc.	2,027	83,736
Republic Services, Inc.	89	16,340
Rollins, Inc.	1,691	74,522
Waste Management, Inc.	799	164,315
		338,913

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Fertilizers & Agricultural Chemicals - 0.0%(a)
CF Industries Holdings, Inc.	175	$14,126
Nutrien Ltd.	56	2,925
		17,051

Financial Exchanges & Data - 0.0%(a)
Cboe Global Markets, Inc.	4	768
CME Group, Inc.	16	3,526
Coinbase Global, Inc. - Class A(b)	16	3,257
Deutsche Boerse AG - ADR	3	63
FactSet Research Systems, Inc.	2	925
Intercontinental Exchange, Inc.	204	28,238
MarketAxess Holdings, Inc.	2	427
Moody's Corp.	156	59,190
MSCI, Inc.	55	30,853
Nasdaq, Inc.	139	7,812
S&P Global, Inc.	561	240,320
Tradeweb Markets, Inc. - Class A	4	423
		375,802

Food Distributors - 0.0%(a)
Sysco Corp.	316	25,587
United Natural Foods, Inc.(b)	4	62
US Foods Holding Corp.(b)	3	152
		25,801

Food Retail - 0.0%(a)
Casey's General Stores, Inc.	3	913
Koninklijke Ahold Delhaize NV - ADR	64	1,902
Kroger Co.	1,035	51,347
Seven & i Holdings Co., Ltd. - ADR	5	113
		54,275

Footwear - 0.1%
Crocs, Inc.(b)	1	122
NIKE, Inc. - Class B	5,351	556,130
		556,252

Gas Utilities - 0.0%(a)
Atmos Energy Corp.	28	3,161
ONE Gas, Inc.	9	536
Southwest Gas Holdings, Inc.	158	10,769
		14,466

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Gold - 0.0%(a)
Wheaton Precious Metals Corp.	1	$41

Health Care Distributors - 0.1%
Cardinal Health, Inc.	342	38,297
Cencora, Inc.	454	106,962
McKesson Corp.	808	421,300
		566,559

Health Care Equipment - 0.4%
Abbott Laboratories	5,401	640,775
Baxter International, Inc.	17,593	719,907
Becton Dickinson & Co.	108	25,439
Boston Scientific Corp.(b)	6,093	403,418
Dexcom, Inc.(b)	618	71,113
Edwards Lifesciences Corp.(b)	36	3,055
Electromed, Inc.(b)	3,042	46,238
Elekta AB - ADR	7	50
Hologic, Inc.(b)	34	2,509
IDEXX Laboratories, Inc.(b)	180	103,541
Intuitive Surgical, Inc.(b)	70	26,992
Koninklijke Philips NV(b)	1	20
Medtronic PLC	10,734	894,787
Siemens Healthineers AG - ADR	3	90
Sonova Holding AG - ADR	68	4,192
STERIS PLC	263	61,255
Stryker Corp.	72	25,133
Teleflex, Inc.	27	6,015
Zimmer Biomet Holdings, Inc.	226	28,105
Zimvie, Inc.(b)	2	34
		3,062,668

Health Care Facilities - 0.1%
Ensign Group, Inc.	155	19,363
HCA Healthcare, Inc.	2,012	627,140
Universal Health Services, Inc. - Class B	14	2,339
US Physical Therapy, Inc.	26	2,763
		651,605

Health Care Services - 0.1%
Chemed Corp.	15	9,392
The Cigna Group	2,269	762,702
CVS Health Corp.	210	15,618
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Health Care Services - 0.1% (Continued)
Laboratory Corp. of America Holdings	62	$13,381
Quest Diagnostics, Inc.	246	30,723
Sonic Healthcare Ltd. - ADR	228	4,462
		836,278

Health Care Supplies - 0.0%(a)
Alcon, Inc.	327	27,648
Align Technology, Inc.(b)	120	36,291
Avanos Medical, Inc.(b)	227	4,215
Dentsply Sirona, Inc.	22	719
Hoya Corp. – ADR	1	130
Neogen Corp.(b)	918	15,780
		84,783

Health Care Technology - 0.0%(a)
Veeva Systems, Inc. - Class A(b)	612	138,012

Heavy Electrical Equipment - 0.0%(a)
Accelleron Industries AG - ADR	8	268

Home Furnishings - 0.0%(a)
Flexsteel Industries, Inc.	2,505	87,299
Tempur Sealy International, Inc.	4	218
		87,517

Home Improvement Retail - 0.2%
Home Depot, Inc.	2,149	817,931
Kingfisher PLC - ADR	13	77
Lowe's Cos., Inc.	3,333	802,153
		1,620,161

Homebuilding - 0.1%
DR Horton, Inc.	3,034	453,402
Lennar Corp. - Class A	36	5,706
Lennar Corp. - Class B	14	2,063
MDC Holdings, Inc.	34	2,132
NVR, Inc.(b)	6	45,753
PulteGroup, Inc.	280	30,346
		539,402

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Homefurnishing Retail - 0.0%(a)
Aaron's Co., Inc.	11	$85
Sleep Number Corp.(b)	447	7,385
		7,470

Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc. - Class A(b)	14	2,205
Amadeus IT Group SA - ADR	2	123
Booking Holdings, Inc.(b)	899	3,118,477
Carnival Corp.(b)	2,625	41,632
Expedia Group, Inc.(b)	73	9,988
Hilton Worldwide Holdings, Inc.	149	30,444
Marriott International, Inc. - Class A	147	36,731
Norwegian Cruise Line Holdings Ltd.(b)	716	13,883
Royal Caribbean Cruises Ltd.(b)	259	31,948
Wyndham Hotels & Resorts, Inc.	31	2,373
		3,287,804

Household Appliances - 0.0%(a)
Helen of Troy Ltd.(b)	88	11,000

Household Products - 0.3%
Church & Dwight Co., Inc.	741	74,189
Clorox Co.	4,587	703,233
Colgate-Palmolive Co.	4,422	382,591
Energizer Holdings, Inc.	25	714
Kimberly-Clark Corp.	3,666	444,209
Procter & Gamble Co.	3,605	572,979
Spectrum Brands Holdings, Inc.	61	4,906
WD-40 Co.	10	2,684
		2,185,505

Human Resource & Employment Services - 0.1%
ASGN, Inc.(b)	36	3,576
Automatic Data Processing, Inc.	3,762	944,750
Dayforce, Inc.(b)	237	16,533
Paychex, Inc.	209	25,628
Robert Half, Inc.	505	40,602
		1,031,089

Independent Power Producers & Energy Traders - 0.0%(a)
RWE AG - ADR	3	101

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Industrial Conglomerates - 0.3%
3M Co.	8,800	$810,656
General Electric Co.	521	81,740
Honeywell International, Inc.	7,721	1,534,394
Siemens AG - ADR	94	9,293
		2,436,083

Industrial Gases - 0.0%(a)
Air Liquide SA - ADR	46	1,869
Air Products and Chemicals, Inc.	158	36,978
Linde PLC	275	123,425
		162,272
Industrial Machinery & Supplies & Components - 0.2%
Atlas Copco AB - ADR	634	10,987
Columbus McKinnon Corp.	50	2,089
Donaldson Co., Inc.	225	16,115
Dover Corp.	31	5,127
Flowserve Corp.	552	23,361
Fortive Corp.	538	45,800
Gorman-Rupp Co.	520	19,412
Graco, Inc.	9,170	836,853
IDEX Corp.	8	1,887
Illinois Tool Works, Inc.	1,986	520,630
Ingersoll Rand, Inc.	106	9,681
Otis Worldwide Corp.	423	40,312
Parker-Hannifin Corp.	3	1,606
Pentair PLC	1,671	129,987
RBC Bearings, Inc.(b)	33	9,003
SMC Corp. - ADR	5	151
Snap-on, Inc.	12	3,308
Stanley Black & Decker, Inc.	14	1,250
Symbotic, Inc.(b)	200	7,880
Techtronic Industries Co. Ltd. - ADR	56	3,016
Watts Water Technologies, Inc. - Class A	127	25,902
Xylem, Inc.	169	21,471
		1,735,828

Insurance Brokers - 0.0%(a)
Aon PLC - Class A	156	49,295
Arthur J Gallagher & Co.	18	4,391
Brown & Brown, Inc.	984	82,863
Marsh & McLennan Cos., Inc.	153	30,947
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Insurance Brokers - 0.0%(a) (Continued)
Willis Towers Watson PLC	97	$26,443
		193,939

Integrated Oil & Gas - 0.2%
BP PLC - ADR	278	9,727
Cenovus Energy, Inc.	287	5,002
Chevron Corp.	2,778	422,284
Exxon Mobil Corp.	7,929	828,738
Occidental Petroleum Corp.	360	21,820
Suncor Energy, Inc.	1,048	36,010
TotalEnergies SE - ADR	52	3,332
		1,326,913

Integrated Telecommunication Services - 0.3%
AT&T, Inc.	96,472	1,633,271
Nippon Telegraph & Telephone Corp. - ADR	14	424
Telenor ASA - ADR	90	980
Verizon Communications, Inc.	21,585	863,832
		2,498,507

Interactive Home Entertainment - 0.0%(a)
Electronic Arts, Inc.	129	17,993
Sea Ltd. - ADR(b)	1	49
Take-Two Interactive Software, Inc.(b)	117	17,191
		35,233

Interactive Media & Services - 0.2%
Alphabet, Inc. - Class A(b)	4,375	605,763
Alphabet, Inc. - Class C(b)	4,591	641,730
Meta Platforms, Inc. - Class A	1,407	689,612
Pinterest, Inc. - Class A(b)	21	771
Snap, Inc. - Class A(b)	2	22
Tencent Holdings Ltd. - ADR	7	245
Vimeo, Inc.(b)	86	412
		1,938,555

Internet Services & Infrastructure - 0.0%(a)
Akamai Technologies, Inc.(b)	38	4,215
Cloudflare, Inc. - Class A(b)	26	2,562
MongoDB, Inc.(b)	5	2,238
Okta, Inc.(b)	22	2,361
Shopify, Inc. - Class A(b)	378	28,868
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.0%(a) (Continued)
Twilio, Inc. - Class A(b)	29	$1,728
VeriSign, Inc.(b)	59	11,522
		53,494

Investment Banking & Brokerage - 0.1%
Charles Schwab Corp.	3,151	210,424
Goldman Sachs Group, Inc.	310	120,606
Morgan Stanley	2,841	244,439
Piper Sandler Cos.	82	15,438
Raymond James Financial, Inc.	37	4,452
Stifel Financial Corp.	1,045	79,274
		674,633
IT Consulting & Other Services - 0.4%
Accenture PLC - Class A	2,999	1,123,965
Cognizant Technology Solutions Corp. - Class A	162	12,801
DXC Technology Co.(b)	1,592	34,801
EPAM Systems, Inc.(b)	86	26,178
Gartner, Inc.(b)	21	9,777
Globant SA(b)	860	191,926
International Business Machines Corp.	4,470	827,085
		2,226,533

Leisure Facilities - 0.0%(a)
Vail Resorts, Inc.	7	1,612

Leisure Products - 0.0%(a)
Brunswick Corp.	3	262
Mattel, Inc.(b)	1	20
Polaris, Inc.	1,013	93,915
		94,197

Life & Health Insurance - 0.0%(a)
Aflac, Inc.	343	27,694
AIA Group Ltd. - ADR	61	1,968
Brighthouse Financial, Inc.(b)	4	186
CNO Financial Group, Inc.	6	160
Globe Life, Inc.	8	1,015
Lincoln National Corp.	70	1,928
Manulife Financial Corp.	3,342	79,339
MetLife, Inc.	323	22,526
Ping An Insurance Group Co. of China Ltd. - ADR	7	62
Primerica, Inc.	21	5,150
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Life & Health Insurance - 0.0%(a) (Continued)
Principal Financial Group, Inc.	45	$3,639
Prudential Financial, Inc.	287	31,281
Prudential PLC - ADR	3	60
Sun Life Financial, Inc.	830	44,090
Unum Group	54	2,670
		221,768

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	121	16,621
Azenta, Inc.(b)	138	8,991
Bio-Techne Corp.	256	18,834
Danaher Corp.	1,728	437,425
IQVIA Holdings, Inc.(b)	240	59,318
Lonza Group AG - ADR	14	732
Medpace Holdings, Inc.(b)	67	26,634
Thermo Fisher Scientific, Inc.	133	75,834
Waters Corp.(b)	4	1,350
West Pharmaceutical Services, Inc.	493	176,671
		822,410

Managed Health Care - 0.2%
Centene Corp.(b)	212	16,627
Elevance Health, Inc.	395	197,994
Humana, Inc.	88	30,828
UnitedHealth Group, Inc.	3,464	1,709,830
		1,955,279

Metal, Glass & Plastic Containers - 0.0%(a)
Ball Corp.	218	13,956
Crown Holdings, Inc.	56	4,291
		18,247

Motorcycle Manufacturers - 0.0%(a)
Harley-Davidson, Inc.	48	1,741

Movies & Entertainment - 0.1%
Atlanta Braves Holdings, Inc. - Class C(b)	643	25,154
Live Nation Entertainment, Inc.(b)	54	5,237
Netflix, Inc.(b)	639	385,267
Spotify Technology SA(b)	9	2,308
Walt Disney Co.	892	99,529
Warner Bros Discovery, Inc.(b)	2,943	25,869
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Movies & Entertainment - 0.1% (Continued)
Warner Music Group Corp. - Class A	11	$384
		543,748

Multi-line Insurance - 0.0%(a)
Allianz SE - ADR	92	2,517
American International Group, Inc.	252	18,368
Assurant, Inc.	31	5,625
AXA SA - ADR	20	711
Zurich Insurance Group AG - ADR	3	159
		27,380

Multi-Sector Holdings - 0.2%
Berkshire Hathaway, Inc. - Class B(b)	4,293	1,757,554

Multi-Utilities - 0.0%(a)
Ameren Corp.	27	1,922
Black Hills Corp.	49	2,549
CenterPoint Energy, Inc.	809	22,248
CMS Energy Corp.	57	3,270
Consolidated Edison, Inc.	44	3,837
Dominion Energy, Inc.	155	7,414
DTE Energy Co.	22	2,384
NiSource, Inc.	127	3,310
Public Service Enterprise Group, Inc.	263	16,411
Sempra	114	8,048
WEC Energy Group, Inc.	1,408	110,514
		181,907

Office Services & Supplies - 0.0%(a)
HNI Corp.	2,725	122,107

Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	31,005	917,438
Halliburton Co.	686	24,058
NOV, Inc.	462	7,808
Schlumberger NV	1,268	61,282
		1,010,586

Oil & Gas Exploration & Production - 0.4%
ConocoPhillips	5,011	563,938
Coterra Energy, Inc.	28,966	746,743
Diamondback Energy, Inc.	231	42,162
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 0.4% (Continued)
EOG Resources, Inc.	152	$17,398
Hess Corp.	98	14,284
Marathon Oil Corp.	1,561	37,854
Ovintiv, Inc.	32	1,581
Pioneer Natural Resources Co.	7,143	1,679,962
Range Resources Corp.	1	32
		3,103,954

Oil & Gas Refining & Marketing - 0.6%
HF Sinclair Corp.	6	333
Marathon Petroleum Corp.	15,353	2,598,188
Phillips 66	2,553	363,828
Valero Energy Corp.	13,326	1,885,096
World Kinect Corp.	100	2,436
		4,849,881

Oil & Gas Storage & Transportation - 0.3%
Cheniere Energy, Inc.	55	8,536
Enbridge, Inc.	34	1,170
Kinder Morgan, Inc.	64,104	1,114,770
ONEOK, Inc.	529	39,738
Targa Resources Corp.	6	589
Williams Cos., Inc.	24,959	897,026
		2,061,829

Other Specialty Retail - 0.0%(a)
Bath & Body Works, Inc.	56	2,559
Chewy, Inc. - Class A(b)	14	247
Dick's Sporting Goods, Inc.	1	178
Five Below, Inc.(b)	386	77,463
Tractor Supply Co.	23	5,849
Ulta Beauty, Inc.(b)	7	3,840
		90,136

Packaged Foods & Meats - 0.5%
Campbell Soup Co.	23	981
General Mills, Inc.	7,808	501,117
Hershey Co.	58	10,899
J & J Snack Foods Corp.	13	1,886
J M Smucker Co.	662	79,553
Kellanova	112	6,177
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.5% (Continued)
Kraft Heinz Co.	27,192	$959,334
Lamb Weston Holdings, Inc.	347	35,467
McCormick & Co., Inc.	58	3,994
Mondelez International, Inc. - Class A	28,929	2,113,841
Nestle SA - ADR	112	11,645
Tyson Foods, Inc. - Class A	120	6,509
		3,731,403

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	69,781	632,216
Avery Dennison Corp.	218	47,203
International Paper Co.	352	12,447
Packaging Corp. of America	38	6,885
Westrock Co.	9	408
		699,159

Passenger Airlines - 0.0%(a)
Allegiant Travel Co.	208	15,139
American Airlines Group, Inc.(b)	136	2,132
Copa Holdings SA - Class A	1	97
Delta Air Lines, Inc.	219	9,257
Ryanair Holdings PLC - ADR	10	1,383
United Airlines Holdings, Inc.(b)	43	1,956
		29,964

Passenger Ground Transportation - 0.0%(a)
Uber Technologies, Inc.(b)	130	10,335

Personal Care Products - 0.0%(a)
L'Oreal SA - ADR	354	33,885
Unilever PLC - ADR	5	245
		34,130

Pharmaceuticals - 1.1%
AstraZeneca PLC - ADR	218	13,987
Catalent, Inc.(b)	107	6,135
Daiichi Sankyo Co., Ltd. - ADR	2	66
Eli Lilly & Co.	286	215,552
Johnson & Johnson	12,226	1,973,033
Merck & Co., Inc.	49,042	6,235,691
Novartis AG - ADR	1,638	165,388
Novo Nordisk AS - ADR	158	18,924
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Pharmaceuticals - 1.1% (Continued)
Roche Holding AG - ADR	1,043	$34,137
Sandoz Group AG - ADR(b)	326	10,129
Teva Pharmaceutical Industries Ltd. - ADR(b)	679	8,929
Viatris, Inc.	231	2,857
Zoetis, Inc.	262	51,962
		8,736,790

Property & Casualty Insurance - 0.1%
Allstate Corp.	1,308	208,652
Arch Capital Group Ltd.(b)	51	4,467
Chubb Ltd.	184	46,307
Hartford Financial Services Group, Inc.	46	4,409
Kinsale Capital Group, Inc.	1	516
Loews Corp.	26	1,953
Progressive Corp.	346	65,588
Sampo Oyj - ADR	5	112
Travelers Cos., Inc.	476	105,177
W R Berkley Corp.	1,436	120,050
		557,231

Publishing - 0.0%(a)
News Corp. - Class A	331	8,897
News Corp. - Class B	139	3,891
		12,788

Rail Transportation - 0.2%
Canadian National Railway Co.	645	83,650
Canadian Pacific Kansas City Ltd.	587	49,901
CSX Corp.	17,284	655,755
Norfolk Southern Corp.	1,191	301,776
Union Pacific Corp.	2,826	716,927
		1,808,009

Real Estate Operating Companies - 0.0%(a)
WeWork, Inc.(b)	8	1

Real Estate Services - 0.0%(a)
CBRE Group, Inc. - Class A(b)	186	17,092
CoStar Group, Inc.(b)	1,703	148,212
		165,304

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Regional Banks - 0.0%(a)
Citizens Financial Group, Inc.	258	$8,099
First Financial Bankshares, Inc.	66	2,042
Hilltop Holdings, Inc.	33	1,019
Huntington Bancshares, Inc.	381	4,968
M&T Bank Corp.	22	3,074
Regions Financial Corp.	205	3,819
Truist Financial Corp.	80	2,798
Zions Bancorp NA	120	4,732
		30,551

Reinsurance - 0.0%(a)
Everest Group Ltd.	28	10,329
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	97	4,512
Reinsurance Group of America, Inc.	1	177
RenaissanceRe Holdings Ltd.	50	11,241
		26,259

Research & Consulting Services - 0.1%
Booz Allen Hamilton Holding Corp.	400	59,084
Equifax, Inc.	28	7,661
FTI Consulting, Inc.(b)	45	9,310
Jacobs Solutions, Inc.	46	6,746
RELX PLC - ADR	6	264
Science Applications International Corp.	1,165	163,053
TransUnion	80	6,210
Verisk Analytics, Inc.	923	223,274
		475,602

Restaurants - 0.3%
Chipotle Mexican Grill, Inc.(b)	30	80,663
Compass Group PLC - ADR	10	274
Cracker Barrel Old Country Store, Inc.	12	794
Darden Restaurants, Inc.	344	58,724
Domino's Pizza, Inc.	15	6,725
McDonald's Corp.	2,010	587,483
Starbucks Corp.	10,649	1,010,589
Texas Roadhouse, Inc.	250	37,343
Yum China Holdings, Inc.	27	1,158
Yum! Brands, Inc.	5,864	811,695
		2,595,448

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 0.1%
Applied Materials, Inc.	586	$118,149
ASML Holding NV	2	1,903
Axcelis Technologies, Inc.(b)	26	2,929
Cohu, Inc.(b)	5	161
KLA Corp.	111	75,735
Lam Research Corp.	331	310,561
MKS Instruments, Inc.	119	14,608
SolarEdge Technologies, Inc.(b)	3	202
Teradyne, Inc.	6,616	685,352
Tokyo Electron Ltd. - ADR	1	124
		1,209,724

Semiconductors - 0.5%
Advanced Micro Devices, Inc.(b)	941	181,171
Analog Devices, Inc.	341	65,411
Broadcom, Inc.	84	109,241
First Solar, Inc.(b)	7	1,077
Infineon Technologies AG - ADR	3	108
Intel Corp.	8,695	374,320
Marvell Technology, Inc.	32	2,293
Microchip Technology, Inc.	239	20,109
Micron Technology, Inc.	114	10,330
Monolithic Power Systems, Inc.	11	7,920
NVE Corp.	33	2,758
NVIDIA Corp.	970	767,386
NXP Semiconductors NV	4	999
ON Semiconductor Corp.(b)	191	15,074
Qorvo, Inc.(b)	51	5,842
QUALCOMM, Inc.	2,806	442,759
SkyWater Technology, Inc.(b)	250	2,890
Skyworks Solutions, Inc.	249	26,125
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	89	11,452
Texas Instruments, Inc.	13,106	2,193,027
		4,240,292

Soft Drinks & Non-alcoholic Beverages - 0.2%
Celsius Holdings, Inc.(b)	3	245
Coca-Cola Co.	10,761	645,875
Coca-Cola Consolidated, Inc.	10	8,408
Fomento Economico Mexicano SAB de CV - ADR	19	2,361
Monster Beverage Corp.(b)	221	13,061
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.2% (Continued)
National Beverage Corp.(b)	1,087	$57,220
PepsiCo, Inc.	3,515	581,170
		1,308,340

Specialty Chemicals - 0.1%
Celanese Corp.	65	9,878
DuPont de Nemours, Inc.	278	19,235
Eastman Chemical Co.	204	17,899
Ecolab, Inc.	1,484	333,663
HB Fuller Co.	1,072	85,256
PPG Industries, Inc.	4,903	694,264
RPM International, Inc.	220	25,377
Sherwin-Williams Co.	96	31,875
Shin-Etsu Chemical Co., Ltd. - ADR	10	213
Symrise AG – ADR	217	5,548
		1,223,208

Steel - 0.0%(a)
ArcelorMittal SA	4	104
Nucor Corp.	194	37,306
Reliance, Inc.	1	321
Steel Dynamics, Inc.	19	2,543
		40,274

Systems Software - 0.6%
Check Point Software Technologies Ltd.(b)	25	4,011
CommVault Systems, Inc.(b)	50	4,786
Crowdstrike Holdings, Inc. - Class A(b)	10	3,242
Fortinet, Inc.(b)	212	14,651
Microsoft Corp.	9,347	3,866,292
Oracle Corp.	1,718	191,866
Palo Alto Networks, Inc.(b)	125	38,819
ServiceNow, Inc.(b)	564	435,036
Zscaler, Inc.(b)	7	1,694
		4,560,397

Technology Distributors - 0.0%(a)
Arrow Electronics, Inc.(b)	42	4,935
CDW Corp.	315	77,556
		82,491

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	40,283	$7,281,153
Dell Technologies, Inc. - Class C	43	4,070
Hewlett Packard Enterprise Co.	65,336	995,067
HP, Inc.	38,157	1,080,988
IonQ, Inc.(b)	250	2,590
NetApp, Inc.	70	6,238
Seagate Technology Holdings PLC	49	4,559
Western Digital Corp.(b)	72	4,282
		9,378,947

Tobacco - 0.0%(a)
Altria Group, Inc.	1,619	66,233
Philip Morris International, Inc.	982	88,341
		154,574

Trading Companies & Distributors - 0.1%
Applied Industrial Technologies, Inc.	9	1,709
Beacon Roofing Supply, Inc.(b)	123	10,564
Fastenal Co.	3,717	271,379
Ferguson PLC	4,377	925,517
GATX Corp.	10	1,268
Herc Holdings, Inc.	3	476
MSC Industrial Direct Co., Inc. - Class A	44	4,441
SiteOne Landscape Supply, Inc.(b)	43	7,245
Sumitomo Corp. - ADR	6	140
United Rentals, Inc.	46	31,891
Watsco, Inc.	68	26,800
WW Grainger, Inc.	4	3,894
		1,285,324

Transaction & Payment Processing Services - 0.3%
Block, Inc.(b)	41	3,258
Fidelity National Information Services, Inc.	4,595	317,928
Fiserv, Inc.(b)	1,460	217,934
FleetCor Technologies, Inc.(b)	90	25,134
Global Payments, Inc.	5,737	744,089
Jack Henry & Associates, Inc.	65	11,295
Mastercard, Inc. - Class A	564	267,765
Visa, Inc. - Class A	3,526	996,589
		2,583,992

.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

COMMON STOCKS - 15.7% (CONTINUED)	Shares	Value
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	2,000	$237,080
Essential Utilities, Inc.	187	6,504
Middlesex Water Co.	956	48,651
		292,235

Wireless Telecommunication Services - 0.0%(a)
SoftBank Group Corp. - ADR	73	2,162
T-Mobile US, Inc.	651	106,308
		108,470
TOTAL COMMON STOCKS (Cost $80,536,116)		129,045,167

CLOSED END FUNDS - 0.2%
Main Street Capital Corp.	29,892	1,366,363
TOTAL CLOSED END FUNDS (Cost $488,002)		1,366,363

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Alexandria Real Estate Equities, Inc.	8	998
American Tower Corp.	264	52,499
AvalonBay Communities, Inc.	21	3,718
Boston Properties, Inc.	20	1,294
Camden Property Trust	2	189
Crown Castle, Inc.	177	19,459
Digital Realty Trust, Inc.	49	7,194
Equinix, Inc.	69	61,328
Equity Commonwealth(b)	7	132
Equity LifeStyle Properties, Inc.	8	539
Equity Residential	1,195	71,951
Essex Property Trust, Inc.	2	463
Extra Space Storage, Inc.	23	3,242
Federal Realty Investment Trust	20	2,017
Four Corners Property Trust, Inc.	77	1,862
Global Medical REIT, Inc.	100	895
Healthpeak Properties, Inc.	40	670
Host Hotels & Resorts, Inc.	434	9,001
Invitation Homes, Inc.	4	136
Kimco Realty Corp.	390	7,706
Lamar Advertising Co. - Class A	150	16,582
Mid-America Apartment Communities, Inc.	58	7,289
Peakstone Realty Trust	58	799
PotlatchDeltic Corp.	33	1,492
Prologis, Inc.	858	114,346
.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 29, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 0.1% (CONTINUED)	Shares	Value
Public Storage	107	$30,374
Realty Income Corp.	142	7,400
Regency Centers Corp.	319	19,762
SBA Communications Corp.	20	4,185
Simon Property Group, Inc.	295	43,701
Sun Communities, Inc.	4	535
UDR, Inc.	30	1,065
Ventas, Inc.	134	5,667
VICI Properties, Inc.	50	1,497
Vornado Realty Trust	55	1,446
Welltower, Inc.	32	2,949
Weyerhaeuser Co.	39	1,341
WP Carey, Inc.	379	21,349
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $295,669)		527,072

PREFERRED STOCKS - 0.0%(a)
Diversified Banks - 0.0%(a)
Bancolombia SA, 0.00%,	35	1,138
TOTAL PREFERRED STOCKS (Cost $672)		1,138

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.23%(c)	3,782,286	3,782,286
TOTAL SHORT-TERM INVESTMENTS (Cost $3,782,286)		3,782,286

TOTAL INVESTMENTS - 100.0% (Cost $559,705,792)		$822,852,170
Other Assets in Excess of Liabilities - 0.0%(a)		395,502
TOTAL NET ASSETS - 100.0%		$823,247,672

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
.

CCM GLOBAL EQUITY ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 29, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

CCM GLOBAL EQUITY ETF

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of February 29, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Exchange Traded Funds	$688,130,144	$—	$—	$688,130,144
Common Stocks	129,045,167	—	—	129,045,167
Closed End Funds	1,366,363	—	—	1,366,363
Real Estate Investment Trusts	527,072	—	—	527,072
Preferred Stocks	1,138	—	—	1,138
Money Market Funds	3,782,286	—	—	3,782,286
Total Investments in Securities	$822,852,170	$—	$—	$822,852,170

*	For further detail , see the Schedule of Investments.

During the fiscal period ended February 29, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.